Intangible Assets - Schedule of Intangible Assets (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Intangible Assets [Line Items]
Intangible Assets Gross	€ 1,852,107	€ 925,154
Amortization	(139,132)	(89,448)
Intangible Assets Net	1,712,975	835,706
Other Intangible development [Member]
Schedule of Intangible Assets [Line Items]
Intangible Assets Gross	1,563,923	636,970
Software SKN1 [Member]
Schedule of Intangible Assets [Line Items]
Intangible Assets Gross	248,419	248,419
Computer Application [Member]
Schedule of Intangible Assets [Line Items]
Intangible Assets Gross	33,755	33,755
Web Page [Member]
Schedule of Intangible Assets [Line Items]
Intangible Assets Gross	€ 6,010	€ 6,010